Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	333-255462
Entity Registrant Name	Hold Me Ltd.
Entity Central Index Key	0001853630
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	30 Golomb Street
Entity Address, City or Town	Ness Ziyona
Entity Address, Country	IL
Entity Address, Postal Zip Code	7401337
Title of 12(b) Security	Ordinary Shares, par value NIS 0.01 per share.
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	2,282,124
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	2015
Auditor Name	BARZILY AND CO
Auditor Location	Jerusalem, Israel
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	30 Golomb Street
Entity Address, City or Town	Ness Ziyona
Entity Address, Country	IL
Entity Address, Postal Zip Code	7401337
City Area Code	972
Local Phone Number	50.2222755
Contact Personnel Name	Menachem Shalom
Contact Personnel Email Address	info@holdme.co.il